UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

CLASSIC VALUE FUND

FORM N-Q

February 29, 2008

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited)	February 29, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS — 97.6%
CONSUMER DISCRETIONARY — 28.5%
Automobiles — 1.8%
53,100	Harley-Davidson Inc.	$1,973,196

Hotels, Restaurants & Leisure — 9.9%
89,663	Boyd Gaming Corp.	1,890,993
59,000	Burger King Holdings Inc.	1,513,940
94,800	Cheesecake Factory Inc. *	1,982,268
766,200	Denny’s Corp. *	2,390,544
139,300	Live Nation Inc. *	1,653,491
22,350	McDonald’s Corp.	1,209,358

	Total Hotels, Restaurants & Leisure	10,640,594

Household Durables — 0.9%
53,829	Tempur-Pedic International Inc.	937,701

Media — 1.4%
45,700	Walt Disney Co.	1,481,137

Multiline Retail — 3.4%
39,400	J.C. Penney Co. Inc.	1,820,674
76,100	Macy’s Inc.	1,878,148

	Total Multiline Retail	3,698,822

Specialty Retail — 9.6%
124,600	Collective Brands Inc. *	1,964,942
131,400	Foot Locker Inc.	1,616,220
62,100	Home Depot Inc.	1,648,755
58,800	Lowe’s Cos. Inc.	1,409,436
149,300	Office Depot Inc. *	1,697,541
65,900	RadioShack Corp.	1,149,955
27,100	TJX Cos. Inc.	867,200

	Total Specialty Retail	10,354,049

Textiles, Apparel & Luxury Goods — 1.5%
107,800	Carter’s Inc. *	1,663,354

	TOTAL CONSUMER DISCRETIONARY	30,748,853

ENERGY — 5.8%
Energy Equipment & Services — 4.1%
58,400	Halliburton Co.	2,236,720
60,900	Helix Energy Solutions Group Inc. *	2,144,898

	Total Energy Equipment & Services	4,381,618

Oil, Gas & Consumable Fuels — 1.7%
32,500	Valero Energy Corp.	1,877,525

	TOTAL ENERGY	6,259,143

FINANCIALS — 18.6%
Capital Markets — 8.7%
113,599	Blackstone Group LP	1,874,384
52,000	Charles Schwab Corp.	1,019,720
11,600	Goldman Sachs Group Inc.	1,967,708
19,700	Merrill Lynch & Co. Inc.	976,332
58,900	Morgan Stanley	2,480,868
35,300	Waddell & Reed Financial Inc., Class A Shares	1,106,302

	Total Capital Markets	9,425,314

Consumer Finance — 1.6%
40,800	American Express Co.	1,725,840

Diversified Financial Services — 5.2%
133,200	Citigroup Inc.	3,158,172
28,800	Moody’s Corp.	1,093,824

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 29, 2008

SHARES	SECURITY	VALUE
Diversified Financial Services — 5.2% (continued)
21,300	NYSE Euronext	$1,398,771

	Total Diversified Financial Services	5,650,767

Insurance — 3.1%
21,400	MetLife Inc.	1,246,764
70,600	W.R. Berkley Corp.	2,032,574

	Total Insurance	3,279,338

	TOTAL FINANCIALS	20,081,259

HEALTH CARE — 10.9%
Health Care Equipment & Supplies — 5.9%
179,300	Boston Scientific Corp. *	2,257,387
61,225	Covidien Ltd.	2,619,818
20,400	Zimmer Holdings Inc. *	1,535,916

	Total Health Care Equipment & Supplies	6,413,121

Health Care Providers & Services — 3.5%
47,800	Quest Diagnostics Inc.	2,278,626
21,500	WellPoint Inc. *	1,506,720

	Total Health Care Providers & Services	3,785,346

Pharmaceuticals — 1.5%
25,200	Johnson & Johnson	1,561,392

	TOTAL HEALTH CARE	11,759,859

INDUSTRIALS — 14.2%
Commercial Services & Supplies — 7.0%
33,800	Avery Dennison Corp.	1,734,616
93,800	Korn/Ferry International *	1,581,468
46,700	Pitney Bowes Inc.	1,670,926
109,100	Quanta Services Inc. *	2,605,308

	Total Commercial Services & Supplies	7,592,318

Industrial Conglomerates — 5.7%
13,700	3M Co.	1,074,080
47,400	Teleflex Inc.	2,680,470
61,225	Tyco International Ltd.	2,452,673

	Total Industrial Conglomerates	6,207,223

Machinery — 1.5%
56,972	Watts Water Technologies Inc., Class A Shares	1,579,264

	TOTAL INDUSTRIALS	15,378,805

INFORMATION TECHNOLOGY — 17.7%
Communications Equipment — 5.5%
100,400	Cisco Systems Inc. *	2,446,748
41,200	CommScope Inc. *	1,725,456
178,500	Motorola Inc.	1,779,645

	Total Communications Equipment	5,951,849

Computers & Peripherals — 4.6%
9,700	Apple Inc. *	1,212,694
123,600	Dell Inc. *	2,453,460
11,200	International Business Machines Corp.	1,275,232

	Total Computers & Peripherals	4,941,386

Electronic Equipment & Instruments — 1.7%
54,725	Tyco Electronics Ltd.	1,800,453

IT Services — 0.6%
16,501	Hewitt Associates Inc., Class A Shares *	651,129

Office Electronics — 1.8%
131,600	Xerox Corp.	1,934,520

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 29, 2008

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY — 17.7% (continued)
Semiconductors & Semiconductor Equipment — 1.5%
83,800	Intel Corp.	$1,671,810

Software — 2.0%
80,500	Microsoft Corp.	2,191,210

	TOTAL INFORMATION TECHNOLOGY	19,142,357

MATERIALS — 1.9%
Metals & Mining — 0.2%
4,200	Century Aluminum Co. *	277,746

Paper & Forest Products — 1.7%
69,841	Neenah Paper Inc.	1,819,358

	TOTAL MATERIALS	2,097,104

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $117,069,464)	105,467,380

FACE AMOUNT
SHORT-TERM INVESTMENT — 3.2%
Repurchase Agreement — 3.2%
$ 3,460,000	State Street Bank & Trust Co., dated 2/29/08, 1.380% due 3/3/08; Proceeds at maturity - $3,460,398; (Fully collateralized by U.S. Government Agency Obligation 8.125%, due 8/15/19; Market value - $3,533,750) (Cost - $3,460,000)	3,460,000

	TOTAL INVESTMENTS — 100.8% (Cost — $120,529,464#)	108,927,380
	Liabilities in Excess of Other Assets — (0.8)%	(900,908)

	TOTAL NET ASSETS — 100.0%	$108,026,472

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Classic Values Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	2/29/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$108,927,380	$105,467,380	$3,460,000	—

Total	$108,927,380	$105,467,380	$3,460,000	—

3. Investments

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,138,605
Gross unrealized depreciation	(17,740,689)

Net unrealized depreciation	$(11,602,084)

4. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 22, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 22, 2008